COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum purchase obligations payments under non-cancelable purchase agreements

Years ending December 31,
2020	680
2021	558
2022	475
2023	340
2024	340
2025 and thereafter	3,074
5,467